LAZARD RETIREMENT SERIES, INC.

                   Supplement to Prospectus dated May 1, 2001

The "Principal Portfolio Managers" section on pages 22 and 23 of the Prospectus is replaced in its entirety as follows:

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

RETIREMENT EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and Jeffrey
A. Kigner (since January 2001)

RETIREMENT SMALL CAP PORTFOLIO--Herbert W. Gullquist (since inception), Leonard
M. Wilson and Patrick M. Mullin (each since January 2001)

RETIREMENT INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

RETIREMENT INTERNATIONAL SMALL CAP PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and William A. von Mueffling (since November
2001)

RETIREMENT EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and James M. Donald (since November 2001)

RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg and Ronald J. Saba (each since inception)

RETIREMENT INTERNATIONAL FIXED-INCOME PORTFOLIO--Kenneth C. Weiss (since February 2000)

RETIREMENT STRATEGIC YIELD PORTFOLIO--Kenneth C. Weiss (since February 2000)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

JAMES M. DONALD. Mr. Donald is a Senior Vice President of the Investment Manager, which he joined in 1996.

HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982, when he joined the Investment Manager.

JEFFREY A. KIGNER. Mr. Kigner has been a Managing Director of the Investment Manager since January 2001. Previously, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.

PATRICK M. MULLIN. Mr. Mullin is a Senior Vice President of the Investment Manager, which he joined in February 1998. Prior to joining the Investment Manager, he was with Target Capital Management from February 1997 to December 1997, and prior to that he was with Dillon, Read & Co. Inc.

JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

RONALD J. SABA. Mr. Saba has been a Director of the Investment Manager, which he joined in February 1996, since January 2001.

WILLIAM A. VON MUEFFLING. Mr. von Mueffling is a Managing Director of the Investment Manager, which he joined in 1995.

KENNETH C. WEISS. Mr. Weiss has been a Managing Director of the Investment Manager since February 2000, when he joined the Investment Manager. Previously, he was President and CEO of Hyperion Capital Management.

LEONARD M. WILSON. Mr. Wilson is a Director of the Investment Manager, which he joined in 1988.


November 21, 2001

                         LAZARD RETIREMENT SERIES, INC.

                  LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

                   Supplement to Prospectus dated May 1, 2001

The "Principal Portfolio Managers" section on page 5 of the Prospectus is replaced in its entirety as follows:

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

RETIREMENT EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception) and James M. Donald (since November 2001)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

JAMES M. DONALD. Mr. Donald is a Senior Vice President of the Investment Manager, which he joined in 1996.

HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982, when he joined the Investment Manager.

JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.


November 21, 2001